8. RECEIVABLES FROM CUSTOMERS, TRADERS AND POWER TRANSPORT CONCESSION HOLDERS (Details 3) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Advances From Customers [line items]
Beginning balance	R$ 79
Ending Balance		R$ 79
Cemig GT [Member]
Disclosure Of Advances From Customers [line items]
Beginning balance		233
Additions		50
Energy supplied		(215)
Inflation adjustment		11
Eletrobras [Member]
Disclosure Of Advances From Customers [line items]
Beginning balance	79
Energy supplied	(80)
Inflation adjustment	1
Ending Balance		R$ 79